Other Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Net pension assets	$ 7.1	$ 5.1
Land rights	7.3	8.9
Deferred investment costs	1.7	2.4
Deferred financing costs	1.5	2.3
Interest rate swap derivative	18.7	0.5
Other	17.2	6.0
Other non-current assets	$ 53.5	$ 25.2